Commitments - Narrative (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 81,865
2020
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	81,865
2020 | Mine Expansion | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	26,000
2020 | Plant Expansion | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	11,000
2020 | Solar Plant | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	26,000
2020 | Capital Spares | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	6,000
2020 | Other Projects | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	5,000
2020 | Fleet Management System | Otjikoto
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure commitments	$ 1,000